Earnings Per Share (Details) - Schedule of earnings per share - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Loss for the year:
Continuing operations (in Pounds)	£ (518,122)	£ (529,292)	[1]	£ (98,878)
Discontinued operations (in Pounds)	(185,762)	(14,217)	[1]	(3,809)
Total loss for the year (in Pounds)	£ (703,884)	£ (543,509)	[1]	£ (102,687)
Basic weighted average number of ordinary shares (in Shares)	38,080,782	33,398,652		25,758,091
Dilutive effect of share options, Note 24 (in Shares)
Dilutive effect of warrants, Note 24 (in Shares)
Diluted weighted average number of ordinary shares (in Shares)	38,080,782	33,398,652		25,758,091
Basic loss per ordinary share from continuing operations	£ (13.61)	£ (15.85)		£ (3.84)
Diluted loss per ordinary share from continuing operations	(13.61)	(15.85)		(3.84)
Basic loss per ordinary share from discontinued operations	(4.87)	(0.42)		(0.15)
Diluted loss per ordinary share from discontinued operations	(4.87)	(0.42)		(0.15)
Basic loss per ordinary share	(18.48)	(16.27)		(3.99)
Diluted loss per ordinary share	£ (18.48)	£ (16.27)		£ (3.99)

[1]	The 2021 reporting period has been restated to show the EU segment as a discontinued operation.